Gain (loss) on non - financial assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain (loss) on non - financial assets, net
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	$ 0	$ (742)	$ (296)
Gains on disposals of investment properties	$ 0	$ 742	$ 0